Salary and benefit payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Salary and benefit payable
Salary And Benefit Payable To Employees	¥ 9,599	¥ 7,808
Consulting Expenses Payable To A Shareholder's Representatives(1)	2,580	2,064
Total	¥ 12,179	¥ 9,872